Form N-CSR Cover	6 Months Ended
May 31, 2026
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AB GLOBAL RISK ALLOCATION FUND, INC.
Entity Central Index Key	0000069752
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026